INVESTMENTS IN ASSOCIATED COMPANIES - Narrative (Details) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2022	Jan. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2019	Mar. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Repayments of loans receivable from related party			$ 5,350,000	$ 0
Investments in associated companies			60,504,000				$ 41,343,000
Dividends received from associated companies			$ 7,497,000	$ 0
Capesize Chartering Ltd ("CCL")
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage sold	25.00%
Proceeds from sale of shares in associated companies	$ 17,500
Ownership percentage (percent)			0.00%				25.00%
SwissMarine Pte. Ltd. ("SwissMarine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)	17.50%		16.38%			16.40%	17.50%
Increased availability					$ 10,700,000
Loan term					5 years
Repayments of loans receivable from related party			$ 5,350,000
Dividends received			6,600,000
Investments in associated companies			52,253,000				$ 39,722,000
Dividends received from associated companies			$ 6,552,000
TFG Marine Pte Ltd ("TFG Marine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)		10.00%	10.00%				10.00%
Increased availability		$ 1,000,000
Loan term		5 years
Loan converted to equity		$ 75,000
Balance of shareholder loan		$ 900,000
TFG Marine Pte Ltd ("TFG Marine") | London Interbank Offered Rate (LIBOR)
Schedule of Equity Method Investments [Line Items]
Spread on variable rate (percent)		7.00%
United Freight Carriers LLC ("UFC")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)			50.00%				50.00%
Investments in associated companies			$ 4,000,000
Dividends received from associated companies			$ 900,000